Financial Instruments - Fair values and risk management (Details 5) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Jan. 02, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Other payable	₩ 44,297,635		₩ 1,247,271
Accrued expense	7,997,413		2,719,073
Lease liabilities		₩ 418,408
Carrying amount [member]
Non-derivative financial liabilities
Trade payables	7,494,343		10,073,408
Other payable	42,784,819		1,239,546
Accrued expense	7,124,447		1,967,458
Secured borrowings	6,952,687		2,918,720
Non-secured borrowings	9,030,775		2,954,236
Convertible Notes	28,634,020
Lease liabilities	7,971,269		11,089,239
Other non-current financial liabilities	470,000		280,000
Total	110,462,360		30,522,607
Financial Liability [Member]
Non-derivative financial liabilities
Trade payables	7,494,343		10,073,408
Other payable	42,784,819		1,239,546
Accrued expense	7,124,447		1,967,458
Secured borrowings	7,088,766		3,001,769
Non-secured borrowings	9,820,597		3,204,559
Convertible Notes	29,035,913
Lease liabilities	8,933,168		13,243,720
Other non-current financial liabilities	470,000		280,000
Total	112,752,053		33,010,460
Financial Liability [Member] | Less Than 3 Months [Member]
Non-derivative financial liabilities
Trade payables	4,661,133		10,073,408
Other payable	42,338,213		1,239,544
Accrued expense	5,821,809		1,967,458
Secured borrowings	1,536,903		1,040,954
Non-secured borrowings	2,807		34,658
Convertible Notes	29,035,913
Lease liabilities	573,735		635,413
Other non-current financial liabilities			50,000
Total	83,970,513		15,041,435
Financial Liability [Member] | 3 months ~ 1 year [Member]
Non-derivative financial liabilities
Trade payables	2,833,210
Other payable	446,606
Accrued expense	1,302,638
Secured borrowings	5,551,863		1,960,815
Non-secured borrowings	6,317,790		3,169,901
Convertible Notes
Lease liabilities	1,619,185		1,824,646
Other non-current financial liabilities	250,000		80,000
Total	18,321,292		7,035,362
Financial Liability [Member] | 1~2 years [Member]
Non-derivative financial liabilities
Trade payables
Other payable			2
Accrued expense
Secured borrowings
Non-secured borrowings	220,000
Convertible Notes
Lease liabilities	1,786,344		2,361,688
Other non-current financial liabilities	220,000		130,000
Total	2,226,344		2,491,690
Financial Liability [Member] | 2~5 years [Member]
Non-derivative financial liabilities
Trade payables
Other payable
Accrued expense
Secured borrowings
Non-secured borrowings	3,280,000
Convertible Notes
Lease liabilities	4,002,611		5,546,102
Other non-current financial liabilities			20,000
Total	7,282,611		5,566,102
Financial Liability [Member] | More Than 5 Years [Member]
Non-derivative financial liabilities
Trade payables
Other payable
Accrued expense
Secured borrowings
Non-secured borrowings
Convertible Notes
Lease liabilities	951,293		2,875,871
Other non-current financial liabilities
Total	₩ 951,293		₩ 2,875,871